Equity accounted investments - summary of financial information (Details) - Lundin Petroleum AB [Member]	12 Months Ended
Dec. 31, 2019
Disclosure of associates [line items]
Proportion of voting rights held in associate	4.90%
Proportion of ownership interest divested	16.00%